Income Taxes (Tables)	12 Months Ended
Sep. 24, 2011
Income Taxes [Abstract]
Provision for income taxes
The income tax provision of all the legal entities included in the Partnership's consolidated statement of operations consists of the following:

	Year Ended
	September 24,	September 25,	September 26,
	2011	2010	2009

Current
Federal	$135	$177	$173
State and local	749	1,005	928
	884	1,182	1,101
Deferred	-	-	1,385
	$884	$1,182	$2,486

Income tax reconciliation
The provision for income taxes differs from income taxes computed at the United States federal statutory rate as a result of the following:

	Year Ended
	September 24,	September 25,	September 26,
	2011	2010	2009

Income tax provision at federal statutory tax rate	$40,548	$40,361	$58,704

Impact of Partnership income not subject to federal income taxes	(39,952)	(38,808)	(56,294)
Permanent differences	239	2,051	719
Change in valuation allowance	(454)	(4,806)	(2,048)
State income taxes	492	2,247	1,262
Other	11	137	143
Provision for income taxes - current and deferred	$884	$1,182	$2,486

Deferred Tax Assets and Liabilities
The components of net deferred taxes and the related valuation allowance using currently enacted tax rates are as follows:

	As of
	September 24,	September 25,
	2011	2010
Deferred tax assets:
Net operating loss carryforwards	$32,938	$33,214
Allowance for doubtful accounts	1,323	713
Inventory	658	1,423
Intangible assets	1,201	1,362
Deferred revenue	1,303	1,408
Derivative instruments	71	700
AMT credit carryforward	1,086	925
Other accruals	1,936	1,726
Total deferred tax assets	40,516	41,471
Deferred tax liabilities:
Property, plant and equipment	314	815
Total deferred tax liabilities	314	815
Net deferred tax assets	40,202	40,656
Valuation allowance	(40,202)	(40,656)
Net deferred tax assets	$-	$-